14. EMPLOYEE STOCK PLANS - Activity (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Number of Options
Number of Options Outstanding, Beginning	305,897	310,131
Number of Options Exercised	(71,371)	(43,756)
Number of Options Forfeited	(11,465)	(10,698)
Number of Options Granted	8,000	50,220	46,240
Number of Options Outstanding, Ending	231,061	305,897	310,131
Number of Options Exercisable, Ending	141,767
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 36.17	$ 34.28
Weighted Average Exercise Price Granted	$ 34.45	$ 26.6
Weighted Average Exercise Price Excercised	$ 35.18	$ 35.82
Weighted Average Exercise Price Forfeited/canceled	$ 44.82	$ 39.67
Weighted Average Exercise Price Outstanding, Ending	$ 37.03	$ 36.17	$ 34.28
Weighted Average Exercise Price Exercisable, September 30, 2013	$ 36.72
Weighted Average Remaining Contractual Life (in years)
Weighted Average Remaining Contractual Life (in years) Outstanding, Beginning	6 years 4 days	5 years 7 months 6 days
Weighted Average Remaining Contractual Life (in years) Outstanding, Ending	5 years 8 months 23 days	6 years 4 days
Weighted Average Remaining Contractual Life (in years) Exercisable, Ending	4 years 1 month 20 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value Outstanding, Beginning	$ 1,365	$ 186
Aggregate Intrinsic Value Outstanding, Ending	2,013	1,365	186
Aggregate Intrinsic Value Exercisable, Ending	$ 1,281